Warrant Derivative Liabilities 10K	6 Months Ended
Jun. 30, 2011
Derivative Instruments and Hedging Activities
Derivative Instruments and Hedging Activities Disclosure [Text Block]

NOTE 8.  Warrant Derivative Liabilities

The Company has incurred liabilities for the estimated fair value of derivative warrant instruments. The estimated fair value of the derivative warrant instruments has been calculated using a Monte Carlo Simulation approach, with key input variables provided by management, as of each issuance date, with the valuation offset against additional paid in capital, and at each reporting date, with changes in fair value recorded as unrealized gains or losses in non-operating income (expense).

During the year ended December 31, 2010, a $555,144 decrease in the fair value of the warrant derivative liability was recorded as an unrealized gain on the fair value of warrants, net. During the year ended December 31, 2009, a $564,122 increase in the fair value of the warrant derivative liability was recorded as an unrealized loss on the fair value of warrants, net.

The fair value of warrants ranged from $0.32 to $0.69 at December 31, 2010, and from $0.52 to $0.97 at December 31, 2009. A summary of activity in warrant derivative liabilities is included in Note 10.

A summary of outstanding common stock warrants as of December 31, 2010 is as follows:

Securities Into Which	Warrants	Warrants Subject	Exercise	Expiration
Warrants are Convertible	Outstanding	to Anti-Dilution	Price	Date

Common Stock	44,401	––	$1.410	March 2012
Common Stock	95,368	––	$1.468	December 2015
Common Stock	203,500	––	$1.500	July 2015
Common Stock	3,000,830	––	$1.550	July 2015
Common Stock	1,944,651	1,944,651	$1.800	June and August 2014
Common Stock	1,078,401	1,078,401	$2.240	December 2014 and January 2015
Common Stock	2,666,459	––	$2.250	May and June 2012
Common Stock	841,885	841,885	$2.260	May 2013
Common Stock	200,000	—	$3.000	December 2014 and November 2015

Total	10,075,495	3,864,937

The warrants expiring in December 2014 and January 2015 were originally issued in December 2009 and January 2010 with an exercise price of $2.50 and entitled the holders thereof to purchase an aggregate of 966,247 shares. As a result of anti-dilution adjustments with respect to such warrants pursuant to their terms, such warrants, as of December 31, 2010, had an exercise price of $2.24 and entitled the holders thereof to purchase an aggregate of 1,078,401 shares.

The warrants expiring in June and August 2014 were originally issued in June and August 2009 with an exercise price of $2.00 and entitled the holders thereof to purchase an aggregate of 1,750,185 shares. As a result of anti-dilution adjustments with respect to such warrants pursuant to their terms, such warrants, as of December 31, 2010, had an exercise price of $1.80 and entitled the holders thereof to purchase an aggregate of 1,944,651 shares.

The warrants expiring in May 2013 were originally issued in May 2008 with an exercise price of $3.00 and entitled the holders thereof to purchase an aggregate of 634,220 shares. As a result of weighted-average anti-dilution adjustments with respect to such warrants pursuant to their terms, such warrants, as of December 31, 2010, had an exercise price of $2.26 and entitled the holders thereof to purchase an aggregate of 841,885 shares.

The 95,368 warrants expiring in December 2015 were issued in December 2010 in conjunction with obtaining a term loan (see Note 5).

The exercise price of 50,000 warrants expiring in December 2014 was amended from $3.25 to $3.00 in the second quarter of 2010. The change in their fair value was not significant, and no expense was recorded.